Stock Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock exchange ratio	2.2637
Minimum [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options, years	three
Maximum [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options, years	five
Stock Options [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, years	10
Nonqualified Stock Options [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, years	15
Greater Than 10% Outstanding Common Stock Ownership [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, years	5
Option price percentage of fair market value of shares on the date of grant, minimum	110.00%
Outstanding common stock ownership percentage limitation	10.00%
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	8,558,411
Number of shares available for future grants	2,856,549
Number of shares added back to Option Plan through the reload feature of the plan	2,380,866
Option price percentage of fair market value of shares on the date of grant, minimum	100.00%
Weighted average grant-date fair value of stock options granted	$ 0.78	$ 1.52	$ 2.22
Compensation expense	$ 131,000	$ 214,000	$ 281,000
Compensation expense, net of tax	122,000	189,000	240,000
Total pretax intrinsic value of stock options exercised	19,000	361,000	1,700,000
Tax benefit from stock options exercised	7,000	89,000	515,000
Fair value of stock options vested during the period	150,000	264,000	297,000
Stock market price per share	$ 10.56
Number of in-the-money options exercisable	8,783
Unrecognized total future compensation cost	148,000
Unrecognized total future compensation cost weighted average recognition period, years	1.84
Recognition And Retention Plan (RRP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	3,423,364
Number of shares available for future grants	358,767
Compensation expense	131,000	238,000	323,000
Compensation expense, net of tax	88,000	153,000	204,000
Fair value of RRP shares vested during the period	120,000	324,000	363,000
Unrecognized total future compensation cost	$ 124,000
Unrecognized total future compensation cost weighted average recognition period, years	1.9
Estimated forfeiture rate for RRP shares granted	0.00%	0.00%	0.00%